Summary of Significant Accounting Policies - Property Plant and Equipment (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment
Impairment of property, plant and equipment	$ 0	$ 43,000
Office equipment
Property, Plant and Equipment
Property, plant and equipment (useful life)	3 years
Lab equipment
Property, Plant and Equipment
Property, plant and equipment (useful life)	5 years
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment (useful life)	5 years